Condensed Consolidated Guarantor and Non-Guarantor Statement of Comprehensive Income (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax, Portion Attributable to Parent	$ 14	$ 430	$ 0
Parent Company
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax, Portion Attributable to Parent	14	430	0
Guarantor Subsidiaries
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax, Portion Attributable to Parent	0	421	0
Non-Guarantor Subsidiaries
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax, Portion Attributable to Parent	14	9	0
Consolidation, Eliminations
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax, Portion Attributable to Parent	$ (14)	$ (430)	$ 0